Deposits - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Deposits From Banking Clients [Line Items]
Aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances	¥ 516	¥ 586